Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2021
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Recently Issued Accounting Standards
24. Recently Issued Accounting Standards
New and amended standards and interpretations
The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2021. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16.
The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:

•
To require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest

•	To permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued

•	To provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component

These amendments had no impact on the consolidated financial statements of the Company. The Company intends to use the practical expedients in future periods if they become applicable.
COVID-19-Related
Rent Concessions beyond 30 June 2021 Amendments to IFRS 16
On 28 May 2020, the IASB issued
COVID-19-Related
Rent Concessions – amendment to IFRS 16 Leases. The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the
COVID-19
pandemic. As a practical expedient, a lessee may elect not to assess whether a
COVID-19
related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the
COVID-19
related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification.
The amendment was intended to apply until 30 June 2021, but as the impact of the
COVID-19
pandemic is continuing, on 31 March 2021, the IASB extended the period of application of the practical expedient to 30 June 2022.
The amendment applies to annual reporting periods beginning on or after 1 April 2021; however, the Company has not received
COVID-19-related
rent concessions.
New standards, amendments and interpretations not yet effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.
Amendments to IAS 1: Classification of Liabilities as Current or Non-current
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current.
The amendments clarify:

•	What is meant by a right to defer settlement

•	That a right to defer must exist at the end of the reporting period

•	That classification is unaffected by the likelihood that an entity will exercise its deferral right

•	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Company is currently assessing the impact the amendments will have on current practice and whether existing loan agreements may require renegotiation; however, the amendments are not expected to have a material impact on the Company.
Reference to the Conceptual Framework – Amendments to IFRS 3
In May 2020, the IASB issued Amendments to IFRS 3 Business Combinations – Reference to the Conceptual Framework. The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements.
The Board also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21 Levies, if incurred separately.
At the same time, the Board decided to clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Framework for the Preparation and Presentation of Financial Statements.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and apply prospectively.
Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16
In May 2020, the IASB issued Property, Plant and Equipment – Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss. The amendment is effective for annual reporting periods beginning on or after January 1, 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment. The amendments are not expected to have a material impact on the Company.
Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37
In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making.
The amendments apply a “directly related cost approach”. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The Company will apply these amendments to contracts for which it has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments.

IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter
As part of its 2018-2020 annual improvements to IFRS standards process, the IASB issued an amendment to IFRS 1 First-time Adoption of International Financial Reporting Standards. The amendment permits a subsidiary that elects to apply paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by the parent, based on the parent’s date of transition to IFRS.
This amendment is also applied to an associate or joint venture that elects to apply paragraph D16(a) of IFRS 1. The amendment is effective for annual reporting periods beginning on or after January 1, 2022 with earlier adoption permitted.
IFRS 9 Financial Instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities
As part of its 2018-2020 annual improvements to IFRS standards process the IASB issued amendment to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.
The amendment is effective for annual reporting periods beginning on or after January 1, 2022 with earlier adoption permitted. The amendments are not expected to have a material impact on the Company.
Definition of Accounting Estimates – Amendments to IAS 8
In February 2021, the IASB issued amendments to IAS 8, in which it introduces a definition of ‘accounting estimates’. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlier application is permitted as long as this fact is disclosed.
The amendments are not expected to have a material impact on the Company.
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.
The amendments to IAS 1 are applicable for annual periods beginning on or after January 1, 2023 with earlier application permitted. Since the amendments to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of material to accounting policy information, an effective date for these amendments is not necessary.
The Company is currently assessing the impact of the amendments to determine the impact they will have on the Company’s accounting policy disclosures.